Expenses by Nature - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by Nature [line items]
Expense of restructuring activities	kr 798	kr 8,015	kr 8,501
Revised Business Support System Strategy [member]
Expense by Nature [line items]
Expense of restructuring activities		kr 3,100